Income Taxes (Schedule Of Effective Tax Rate Differs From Irish Tax Rate) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Net loss before tax from continuing operations	$ (733.2)	$ (465.5)	$ (613.5)
Irish standard tax rate	12.50%	12.50%	12.50%
Taxes at the Irish standard rate	(91.6)	(58.2)	(76.7)
Irish income at rates other than Irish standard rate	0.1	0.6	(0.6)
Foreign income at rates other than the Irish standard rate	(50.5)	(44.8)	(85.9)
Deferred tax impact of new income tax rules		40.0
Adjustments to valuation allowance	(240.8)	41.9	47.7
Zonegran settlement			59.2	[1]
Expenses/losses deriving no tax benefit	4.0	0.5	0.5
Other	3.6	8.0	3.6
Benefit from income taxes	(360.5)	(12.0)	(52.2)
Zonegran tax settlement differences			59.2
Janssen AI [Member]
Income Tax Contingency [Line Items]
Impairment of carrying value of Janssen AI investment	14.7
Zonegran Tax Settlement [Member]
Income Tax Contingency [Line Items]
Nondeductible portion of Zonegran settlement			169.2
Settlement reserve charge			$ 206.3

[1]	In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.